Income Tax (Details Textual) ₪ in Millions, $ in Millions				1 Months Ended			12 Months Ended
	Jan. 14, 2016 ILS (₪)	Jan. 04, 2016	Jan. 22, 2015 ILS (₪)	Dec. 26, 2017	Apr. 27, 2017 ILS (₪)	Dec. 22, 2016	Dec. 31, 2017 ILS (₪)		Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)
Income Tax (Textual)
Corporate tax rate							24.00%		25.00%	26.50%
Rate of tax, description		The Knesset plenum passed the Law for the Amendment of the Income Tax Ordinance (Amendment 216), 2016, which includes a reduction in the corporate tax rate from 26.5% to 25% as from January 1, 2016.				The Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in 2017 and 2018) 2016, by which, among other things, the corporate tax rate was reduced from 25% to 24% in 2017 and to 23% as from January 1, 2018 and thereafter.
Tax loss carry-forwards							₪ 165
Capital loss carry forwards							335
Recognized deferred tax assets	₪ 11									₪ 101
Final tax assessments, description			(i) tax years 2007-2009; and (ii) the sale of its legacy communications business that was completed on January 31, 2010
Deferred tax assets							1,019	[1]	₪ 1,007		$ 294
Deferred tax liabilities							459	[1]	₪ 593		$ 132
Additional payment							₪ 19
Tax authority granted approval for tax purposes for the merger							The Tax Authority granted approval for tax purposes for the merger of DBS with and into Bezeq, in accordance with Section 103(B) of the Income Tax Ordinance, whereby subsequent to the merger, the losses of DBS as at the merger date may be offset against the profits of the absorbing company, provided that in each tax year, it will not be permitted to offset an amount exceeding 12.5% (spread over eight years) of the total losses of the transferring company and the absorbing company, or 50% of the taxable income of the absorbing company in that tax year prior to offsetting the loss from previous years, whichever is lower.
Deferred tax asset carryforward tax losses							₪ 1,166
Israel Tax Authorities [Member]
Income Tax (Textual)
Final tax assessments, description					B Communications entered into a tax assessment agreement with the Israeli Tax Authority (the "Agreement") with respect to final tax assessments for the tax years 2010-2014.
Pay Israeli tax including interest and CPI linkage differences			₪ 148		₪ 25
Bezeq [Member]
Income Tax (Textual)
Final tax assessments, description				The net tax liability that was added as a result of the assessment agreement is NIS 70, for which a full provision is included in these financial statements.
DBS [Member]
Income Tax (Textual)
Final tax assessments, description
On November 12, 2017, as part of the assessment discussions of Walla, the tax assessor issued a best-judgment assessment for Walla for 2014. The tax assessor is demanding an additional payment of NIS 19.

Tax losses							₪ 5,000
Subsidiaries [Member]
Income Tax (Textual)
Tax loss carry-forwards							72
Capital loss carry forwards							₪ 42

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.